Subsequent Events - Extraordinary Dividend and Debt (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended				0 Months Ended			3 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended		0 Months Ended					1 Months Ended	3 Months Ended	0 Months Ended		0 Months Ended		0 Months Ended
	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 20, 2012	Feb. 11, 2013 Senior Notes 2.9% Senior Notes, due 2018	Mar. 31, 2013 Senior Notes 2.9% Senior Notes, due 2018	Jul. 13, 2012 Senior Notes 2.9% Senior Notes, due 2018	Mar. 31, 2013 Senior Notes Syndicated Bank term Loan	Jul. 17, 2012 Revolving Credit Agreement	Mar. 31, 2013 Revolving Credit Agreement	Dec. 31, 2012 Revolving Credit Agreement	Apr. 20, 2012 Revolving Credit Agreement	May 16, 2013 Subsequent Event	May 08, 2013 Subsequent Event	May 14, 2013 Subsequent Event ING U.S., Inc. Unsecured and Committed	May 08, 2013 Subsequent Event SLDI	Feb. 11, 2013 Subsequent Event Senior Notes 2.9% Senior Notes, due 2018	Feb. 28, 2013 Subsequent Event Senior Notes Syndicated Bank term Loan	Mar. 31, 2013 Subsequent Event Senior Notes Syndicated Bank term Loan	Feb. 11, 2013 Subsequent Event Revolving Credit Agreement	May 16, 2013 Subsequent Event Junior Subordinated Notes (2053 Notes)	May 21, 2013 Subsequent Event Junior Subordinated Notes (2053 Notes) Syndicated Bank term Loan	May 16, 2013 Subsequent Event Interest Rate through May 2023 Junior Subordinated Notes (2053 Notes)	May 16, 2013 Subsequent Event Interest Rate June 2013 through Maturity Junior Subordinated Notes (2053 Notes)
Subsequent Event [Line Items]
Debt issued in private placement							$ 5,000,000,000	$ 1,000,000,000												$ 1,000,000,000				$ 750,000,000
Fixed rate on notes				2.25%				2.90%	2.90%	2.90%										2.90%				5.65%		5.65%
Debt costs incurred to related party		30,400,000	45,700,000	134,200,000	204,800,000	297,800,000		300,000												0
Credit facility, sublimit, reduction in borrowing capacity (percent)														50.00%									50.00%
Credit facility, sublimit, maximum borrowing capacity												0			1,500,000,000								0
Debt repayments											850,000,000	500,000,000	500,000,000								0	850,000,000
Contributions from (distributions to) participants in consolidated investment entities	800,000,000	642,700,000	392,200,000	1,262,000,000	647,700,000	(8,500,000)											1,434,000,000
Capital contribution to affiliate																			1,782,000,000
Debt cancellation amount																		1,500,000,000							392,500,000
Description of variable rate basis														LIBOR													LIBOR
Basis spread														2.00%													3.58%
Aggregate principal amount to remain outstanding after effect of redemption																$ 25,000,000
Number of days within occurrence of a tax event or rating agency event that principal may remain outstanding																90 days